Broadcast Rights, Net of Rights Exercised	12 Months Ended
Dec. 31, 2017
Broadcast Rights, Net of Rights Exercised [Abstract]
Broadcast Rights, Net of Rights Exercised

Note 11 - Broadcast Rights, Net of Rights Exercised

	December 31
	2016	2017
	NIS	NIS
Cost	800	797
Less rights exercised	(368)	(343)

Total	432	454

As at December 31, 2017, DBS has agreements for the acquisition of broadcast rights. In 2017, acquisition of these broadcast rights amounted to NIS 248.